Supplementary Oil and Gas Information - (Unaudited) - Standardized Measure of Discounted Future Net Cash Flows (Detail) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Future cash inflows	$ 10,679	$ 6,105
Future production costs	(4,150)	(2,486)
Future development/ abandonment costs	(1,379)	(813)
Undiscounted pre-tax cash flows	5,149	2,806
Deferred income taxes	(577)	(72)
Future net cash flows	4,573	2,734
Less 10% annual discount factor	(1,819)	(1,304)
Standardized measure of discounted future net cash flows	$ 2,754	$ 1,430	$ 411